Document and Entity Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RiceBran Technologies	RiceBran Technologies
Entity Central Index Key	0001063537	0001063537
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Document Fiscal Year Focus	2013	2012
Document Fiscal Period Focus	Q3	FY
Document Type	S-1/A	S-1/A
Amendment Flag	false	false
Document Period End Date	Sep. 30, 2013	Dec. 31, 2012